CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at the Beginning at Dec. 31, 2020	¥ 48				¥ 988,812		¥ 10,813		¥ (678,434)				¥ 321,239
Balance at the Beginning (in Shares) at Dec. 31, 2020 | shares	78,392,359	78,392,359
Net loss									(140,584)				(140,584)
Translation adjustments							1,638						1,638
Exercise and vesting of share-based awards	¥ 1				2,937								2,938
Exercise and vesting of share-based awards (in shares) | shares	644,103	644,103
Share-based compensation (Note 13)					30,212								30,212
Balance at the End at Dec. 31, 2021	¥ 49				1,021,961		12,451		(819,018)				215,443
Balance at the End (in Shares) at Dec. 31, 2021 | shares	79,036,462	79,036,462
Net loss									(106,964)				(106,964)
Translation adjustments							5,853						5,853
Exercise and vesting of share-based awards	¥ 1				173								174
Exercise and vesting of share-based awards (in shares) | shares	878,011	878,011
Repurchase of common shares			¥ (1,689)										(1,689)
Repurchase of common shares (in shares) | shares	(182,313)	(182,313)	182,313	182,313
Share-based compensation (Note 13)					15,515								15,515
Adjustment of redeemable noncontrolling interests to redemption value (Note 17)					(642)								(642)
Balance at the End at Dec. 31, 2022	¥ 50		¥ (1,689)		1,037,007		18,304		(925,982)				127,690
Balance at the End (in Shares) at Dec. 31, 2022 | shares	79,732,160	79,732,160	182,313	182,313
Cumulative effect of adoption of ASC 326 (Note 3)													(925,982)
Net loss									(62,098)		¥ (528)		(62,098)	$ (8,747)
Net loss													(62,626)
Translation adjustments							919						919	$ 129
Exercise and vesting of share-based awards			¥ 2,945		(2,993)								¥ (48)
Exercise and vesting of share-based awards (in shares) | shares	806,273	806,273	(459,463)	(459,463)									605,577	605,577
Repurchase of common shares			¥ (3,709)										¥ (3,709)
Repurchase of common shares (in shares) | shares	(1,706,491)	(1,706,491)	1,706,491	1,706,491
Share-based compensation (Note 13)					11,574								11,574
Adjustment of redeemable noncontrolling interests to redemption value (Note 17)					(191)								(191)
Reclassification to permanent equity (Note 17)											30,701		30,701	$ 4,324
Balance at the End at Dec. 31, 2023	¥ 50	$ 7	¥ (2,453)	$ (345)	¥ 1,045,397	$ 147,240	¥ 19,223	$ 2,708	(988,669)	$ (139,251)	¥ 30,173	$ 4,250	103,721	14,609
Balance at the End (in Shares) at Dec. 31, 2023 | shares	78,831,942	78,831,942	1,429,341	1,429,341
Cumulative effect of adoption of ASC 326 (Note 3) | ASC 2016									¥ (589)				(589)
Cumulative effect of adoption of ASC 326 (Note 3)													¥ (988,669)	$ (139,251)